Hod Maden Interest - Summarized Financial Information in Associate 100% Basis and Adjustments (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Administration expenses	[1]		$ (6,897)	$ (6,850)
Hod Maden Associate [member]
Disclosure of associates [line items]
Revenue		$ 0	0
Administration expenses		(113)	(1,140)
Other income		20	546
Total net (loss) income		(93)	(594)
Company's share of net (loss) income of associate		$ (28)	$ (178)

[1]	Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation $ 3,858 $ 3,785